Long-Term Debt, Net - DVB Loan Agreement (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2011	Jun. 30, 2011
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 1,588	$ 2,756	$ 826	$ 163
DVB Bank
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity						$ 40,000
DVB Bank | Minimum
Disclosure of detailed information about borrowings [line items]
Compensating Balance, Amount per vessel					$ 1,000
Market adjusted net worth to total assets ratio	21.00%				35.00%
Market adjusted net worth	$ 12,288				$ 50,000
Compensating Balance, Amount	$ 5,000				$ 10,000